Eagle Capital Growth Fund, Inc.

SCHEDULE OF INVESTMENTS

Portfolio of Investments (as of March 31, 2024) (unaudited)

Common Stock (90.5% of total investments)
Industry			LEVEL ONE
Advertising	Shares	Cost	Market Value	% Total Inv.
Alphabet, Inc. A*	17,000	$1,376,922	$2,565,810
MediaAlpha, Inc.*	9,876	166,690	201,174
			$2,766,984	(6.5%)
Bank
US Bancorp.	24,000	857,537	1,072,800
			$1,072,800	(2.3%)
Brokerage
Charles Schwab Corp.	27,000	1,282,213	1,953,180
			$1,953,180	(4.6%)
Conglomerate
Berkshire Hathaway Inc. B*	21,000	3,205,343	8,830,920
			$8,830,920	(20.9%)
Consumer
Colgate-Palmolive Company	21,000	626,458	1,891,050
Procter & Gamble Company	2,000	145,879	324,500
			$2,215,550	(4.7%)
Credit Card
Mastercard Inc	1,000	219,636	481,570
Visa Inc.	1,500	225,957	418,620
			$900,190	(1.9%)
Data Processing
Automatic Data Processing, Inc.	3,000	82,775	749,220
Paychex, Inc.	6,000	140,075	736,800
			$1,486,020	(3.5%)
Drug/Medical Device
Johnson & Johnson	3,071	34,933	485,801
Stryker Corp.	4,500	19,055	1,610,415
			$2,096,216	(5.0%)
Food
Kraft Heinz Company	29,000	772,000	1,070,100
PepsiCo, Inc.	10,000	168,296	1,750,100
			$2,820,200	(6.0%)
Industrial
Danaher Corporation	1,000	225,262	249,720
Illinois Tool Works Inc.	7,000	295,051	1,878,310
Veralto Corporation	333	29,705	29,524
Waters Corp.*	2,000	100,780	688,460
			$2,846,014	(6.1%)
Insurance
Markel Corp.*	1,670	1,296,670	2,540,872
			$2,540,872	(5.4%)
Mutual Fund Management
Diamond Hill Investment Group, Inc.	9,576	1,338,331	1,476,332
Franklin Resources, Inc.	83,000	2,108,376	2,333,130
T. Rowe Price Group Inc.	20,400	2,591,590	2,487,168
			$6,296,630	(13.5%)
Restaurant
Starbucks Corp.	12,000	588,432	1,096,680
			$1,096,680	(2.3%)
Retail
AutoZone Inc.*	600	319,026	1,890,990
eBay Inc.	3,000	68,886	158,340
O'Reilly Automotive Inc.*	1,500	305,534	1,693,320
			$3,742,650	(8.9%)
Technology Services
Amazon.com Inc.	9,000	915,707	1,623,420
			$1,623,420	(3.8%)

Total common stock investments			$42,288,326

Money Market Funds (9.5% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 5.14%			4,446,477

Total investments			$46,734,802
All other assets less liabilities			51,950
Total net assets			$46,786,752

*Non-dividend paying security